SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Dec. 31, 2018
Summary Of Significant Accounting Policies [Line Items]
Management fee, per month	0.167%
Management fee, per annum	2.00%
Tax Year2015 [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2015
Tax Year2016 [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2016
Tax Year2017 [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2017
Tax Year2018 [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2018
Millburn Multi Markets Trading L P [Member]
Summary Of Significant Accounting Policies [Line Items]
Management fee, per month	0.167%
Management fee, per annum	2.00%
Millburn Multi Markets Trading L P [Member] | Tax Year2015 [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2015
Millburn Multi Markets Trading L P [Member] | Tax Year2016 [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2016
Millburn Multi Markets Trading L P [Member] | Tax Year2017 [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2017
Millburn Multi Markets Trading L P [Member] | Tax Year2018 [Member]
Summary Of Significant Accounting Policies [Line Items]
Trust and Master Fund's open tax years	2018
Millburn Multi Markets Trading L P [Member] | U S Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Selling commissions	2.00%
Platform fee	0.25%
Millburn Multi Markets Trading L P [Member] | Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Selling commissions	2.00%